Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Subclassifications of assets, liabilities and equities [abstract]
Bank deposits	$ 62,500	$ 102,200
Cash at bank and in hand	110,633	41,448
TOTAL	173,133	143,648
Of which restricted cash	$ 79	$ 115	[1]	$ 146

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.